Portfolio of Investments (unaudited)

As of September 30, 2019

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—108.6%
COMMON STOCKS—97.0%
AUSTRALIA—1.4%
267,900	BHP Group PLC (a)	Metals & Mining— 1.4%	$5,742,470
BRAZIL—6.8%
1,460,100	Ambev SA	Beverages— 1.7%	6,764,684
1,071,900	Banco Bradesco SA	Banks— 2.0%	8,061,920
508,800	Telefonica Brasil SA	Diversified Telecommunication Services— 1.4%	5,476,248
580,695	Vale SA, ADR	Metals & Mining— 1.7%	6,677,993
			26,980,845
CHILE—2.6%
225,600	Banco Santander Chile, ADR	Banks— 1.6%	6,316,800
948,900	Enel Chile SA, ADR	Electric Utilities— 1.0%	3,994,869
			10,311,669
CHINA—22.0%
51,200	58.com, Inc., ADR (b)	Interactive Media & Services— 0.6%	2,524,672
740,000	China Merchants Bank Co. Ltd., H Shares (a)	Banks— 0.9%	3,519,555
1,418,700	China Mobile Ltd. (a)	Wireless Telecommunication Services— 2.9%	11,752,156
2,927,500	China Resources Land Ltd. (a)	Real Estate Management & Development— 3.1%	12,262,195
5,912,000	CNOOC Ltd. (a)	Oil, Gas & Consumable Fuels— 2.3%	9,052,036
548,577	Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect) (a)(c)	Electronic Equipment Instruments & Components— 0.6%	2,487,551
912,500	Ping An Insurance Group Co. of China Ltd., H Shares (a)	Insurance— 2.6%	10,488,007
1,892,837	SAIC Motor Corp. Ltd., A Shares (a)(c)	Automobiles— 1.6%	6,310,877
650,100	Tencent Holdings Ltd. (a)	Interactive Media & Services— 6.8%	27,192,311
53,700	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure— 0.6%	2,439,591
			88,028,951
CZECH REPUBLIC—1.0%
111,300	Komercni Banka AS (a)	Banks— 1.0%	3,762,724
HONG KONG—7.3%
563,000	AIA Group Ltd. (a)	Insurance— 1.3%	5,309,676
9,014,000	Convenience Retail Asia Ltd.	Food & Staples Retailing— 1.0%	4,232,303
2,803,000	Hang Lung Properties Ltd. (a)	Real Estate Management & Development— 1.6%	6,361,372
176,432	Hong Kong Exchanges & Clearing Ltd. (a)	Capital Markets— 1.3%	5,171,229
561,685	HSBC Holdings PLC (a)	Banks— 1.1%	4,307,479
19,515,000	Pacific Basin Shipping Ltd. (a)	Marine— 1.0%	3,982,397
			29,364,456

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.

INDIA—11.1%
1,202,199	Bharti Infratel Ltd. (a)	Diversified Telecommunication Services— 1.1%	$4,384,763
169,000	Hindustan Unilever Ltd. (a)	Household Products— 1.2%	4,735,953
328,100	Housing Development Finance Corp. Ltd. (a)	Thrifts & Mortgage Finance— 2.3%	9,158,010
540,000	Infosys Ltd. (a)	Information Technology Services— 1.5%	6,102,178
375,600	Infosys Ltd., ADR	Information Technology Services— 1.1%	4,270,572
2,792,000	ITC Ltd. (a)	Tobacco— 2.6%	10,216,201
179,600	Tata Consultancy Services Ltd.	Information Technology Services— 1.3%	5,314,344
			44,182,021
INDONESIA—4.1%
14,269,700	Bank Rakyat Indonesia Persero Tbk PT (a)	Banks— 1.0%	4,143,417
2,025,700	Indocement Tunggal Prakarsa Tbk PT (a)	Construction Materials— 0.7%	2,669,554
2,086,800	Mandom Indonesia Tbk PT (a)	Personal Products— 0.4%	1,692,205
38,322,600	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 0.5%	1,916,805
19,211,800	Telekomunikasi Indonesia Persero Tbk PT (a)	Diversified Telecommunication Services— 1.5%	5,801,788
			16,223,769
ITALY—1.2%
233,300	Tenaris SA	Energy Equipment & Services— 1.2%	4,941,294
KENYA—2.1%
11,511,400	Equity Group Holdings PLC	Banks— 1.0%	4,156,741
16,438,700	Safaricom PLC	Wireless Telecommunication Services— 1.1%	4,353,050
			8,509,791
MACAU—1.8%
1,598,800	Sands China Ltd. (a)	Hotels, Restaurants & Leisure— 1.8%	7,224,455
MALAYSIA—1.1%
793,000	Heineken Malaysia Bhd (a)	Beverages— 1.1%	4,545,803
MEXICO—5.3%
147,657	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 1.8%	7,021,091
1,518,797	Grupo Financiero Banorte SAB de CV, Class O	Banks— 2.0%	8,185,834
2,892,300	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products— 1.5%	5,812,740
			21,019,665
NETHERLANDS—0.4%
22,700	Prosus (b)	Internet & Catalog Retail— 0.4%	1,666,365
POLAND—1.3%
195,000	Bank Polska Kasa Opieki SA (a)	Banks— 1.3%	4,977,868

See Notes to Portfolio of Investments.

ROMANIA—1.1%
1,372,200	BRD-Groupe Societe Generale SA	Banks— 1.1%	$4,514,158
RUSSIA—5.1%
565,500	Globaltrans Investment PLC	Road & Rail— 1.2%	4,863,300
102,400	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— 2.1%	8,471,552
2,039,750	Sberbank of Russia PJSC (a)	Banks— 1.8%	7,145,634
			20,480,486
SOUTH AFRICA—3.4%
1,559,400	FirstRand Ltd. (a)	Diversified Financial Services— 1.6%	6,406,901
611,800	MTN Group Ltd. (a)	Wireless Telecommunication Services— 1.0%	3,892,738
22,700	Naspers Ltd., N Shares (a)	Internet & Catalog Retail— 0.8%	3,436,989
			13,736,628
TAIWAN—9.2%
548,000	Globalwafers Co. Ltd. (a)	Semiconductors & Semiconductor Equipment— 1.4%	5,526,742
2,545,000	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services— 2.3%	9,187,578
2,481,000	Taiwan Semiconductor Manufacturing Co. Ltd. (a)	Semiconductors & Semiconductor Equipment— 5.5%	22,035,072
			36,749,392
THAILAND—6.0%
578,900	Advanced Info Service PCL, Foreign Shares (a)	Wireless Telecommunication Services— 1.0%	4,167,430
6,854,400	Hana Microelectronics PCL, Foreign Shares (a)	Electronic Equipment Instruments & Components— 1.6%	6,338,177
12,083,400	Land & Houses PCL, Foreign Shares (a)	Real Estate Management & Development— 0.9%	3,791,243
224,800	Siam Cement PCL (The), Foreign Shares (a)	Construction Materials— 0.8%	2,997,712
7,947,300	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)	Equity Real Estate Investment Trusts (REIT)— 1.7%	6,624,242
			23,918,804
TURKEY—1.6%
1,987,707	Cimsa Cimento Sanayi VE Ticaret AS (a)(b)	Construction Materials— 0.6%	2,625,613
3,539,781	Enerjisa Enerji AS (a)(d)	Electric Utilities— 1.0%	3,894,626
			6,520,239
UNITED KINGDOM—1.1%
567,527	M.P. Evans Group PLC	Food Products— 1.1%	4,486,870
Total Common Stocks			387,888,723

PREFERRED STOCKS—11.3%
BRAZIL—2.8%
3,583,120	Itausa - Investimentos Itau SA	Banks— 2.8%	11,366,086

See Notes to Portfolio of Investments.

SOUTH KOREA—8.5%
60,605		LG Chem Ltd. (a)	Chemicals— 2.1%	$8,481,643
3,400		Samsung Electronics Co. Ltd., GDR	Technology Hardware, Storage & Peripherals— 0.7%	2,818,600
683,800		Samsung Electronics Co., Ltd. (a)	Technology Hardware, Storage & Peripherals— 5.7%	22,571,606
				33,871,849
Total Preferred Stocks				45,237,935

PRIVATE EQUITY—0.3%
GLOBAL—0.2%*
11,723,413	(e)	Emerging Markets Ventures I, L.P. (a)(b)(f)(g)(h)(i)	Private Equity— %	107,973
2,400,000		Telesoft Partners II QP, L.P. (a)(b)(f)(g)(i)	Private Equity— 0.2%	747,168
				855,141
ISRAEL—0.1%
1,250,000	(e)	ABS GE Capital Giza Fund, L.P. (a)(b)(f)(g)(i)	Private Equity— %	28,875
3,349,175	(e)	BPA Israel Ventures, LLC (a)(b)(f)(g)(h)(i)	Private Equity— 0.1%	180,018
250,440	(e)	Delta Fund I, L.P. (a)(b)(f)(g)(i)	Private Equity— %	726
108,960		Exent Technologies Ltd. Preferred A1 Shares (a)(b)(f)(i)(j)(k)	Private Equity— %	—
93,456		Exent Technologies Ltd. Preferred C Shares (a)(b)(f)(i)(j)(k)	Private Equity— %	—
23,574		Exent Technologies Ltd. Warrants A1 (a)(b)(f)(i)(j)(k)	Private Equity— %	—
70,284		Flash Networks Ltd. Ordinary Shares (a)(b)(f)(i)(j)(k)	Private Equity— %	—
18		Flash Networks Ltd. Series C Preferred (a)(b)(f)(i)(j)(k)	Private Equity— %	—
34,896		Flash Networks Ltd. Series C-1 Preferred (a)(b)(f)(i)(j)(k)	Private Equity— %	—
20,289		Flash Networks Ltd. Series D Preferred (a)(b)(f)(i)(j)(k)	Private Equity— %	—
14,928		Flash Networks Ltd. Series E Preferred (a)(b)(f)(i)(j)(k)	Private Equity— %	—
33		Flash Networks Ltd. Warrants C (a)(b)(f)(i)(j)(k)	Private Equity— %	—
78		Flash Networks Ltd. Warrants Ordinary (a)(b)(f)(i)(j)(k)	Private Equity— %	—
4,000,000	(e)	Giza GE Venture Fund III, L.P. (a)(b)(f)(i)(k)	Private Equity— %	67,960
1,522,368	(e)	Neurone Ventures II, L.P. (a)(b)(f)(i)(k)	Private Equity— %	102,806
				380,385
Total Private Equity				1,235,526
Total Long-Term Investments—108.6% (cost $470,612,269)				434,362,184

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—1.5%
UNITED STATES—1.5%
6,051,328	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(l)	6,051,328
Total Short-Term Investment—1.5% (cost $6,051,328)		6,051,328
Total Investments—110.1% (cost $476,663,597)		440,413,512
Liabilities in Excess of Other Assets—(10.1)%		(40,223,279)
Net Assets—100.0%		$400,190,233

See Notes to Portfolio of Investments.

(a)                       Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                       Non-income producing security.

(c)                        China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)                       Denotes a security issued under Regulation S or Rule 144A.

(e)                        Represents contributed capital.

(f)                         Illiquid security.

(g)                        In liquidation.

(h)                       As of September 30, 2019, the aggregate amount of open commitments for the Fund is $2,627,412.

(i)                           Restricted security, not readily marketable.

(j)                          Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(k)                       Active private equity investments.

(l)                           Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2019.

*                               “Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is no categorized under a particular country.

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC              Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.3% of the net assets of the Fund as of September 30, 2019. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.